Subsequent Events	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

On February 2, 2022, the Company granted an aggregate of 272,000 options to purchase shares of common stock of the company at a price of $10.50 per share. The options were granted to employees, consultants, and members of the board of directors under the Company’s 2021 Equity Incentive Plan. The options vest monthly on a straight-line basis over a 4-year period and expire in 10 years.

On February 9, 2022, the Company sold two convertible promissory notes to accredited investors for total proceeds of $300,000. The notes accrue interest at a rate of 8% per annum and have a maturity date of February 9, 2023. The notes automatically convert into shares of common stock at a price per share that is the lesser of $10.00 or the 80% of the price paid per share for a subsequent round of securities sold, as defined in the promissory note. The promissory notes also convert automatically with a change in control.

The Company evaluated subsequent events through the date these financial statements were available to be issued. There were no material subsequent events that required recognition or additional disclosure in these financial statements.

12. Subsequent Events

The Company evaluated subsequent events through the date these financial statements were available to be issued.

On June 2, 2021, the Company loaned $50,000 to a related party. The unpaid principal balance on the note is subject to an interest rate of 5% per annum and matures on June 2, 2022.

On June 30, 2021, the Company loaned $50,000 to a related party. The unpaid principal balance on the note is subject to an interest rate of 8% per annum and matures on June 30, 2022.

In July 2021, the Company issued 361,736 shares of its common stock as payment of $3,523,462 of supplemental consideration that was owed to its affiliate, Netcapital Systems Inc. The 361,736 shares of common stock include an aggregate of 32,458 shares of common stock, that paid off liabilities totaling $316,130, that were made to a company controlled by a member of the board of managers of Netcapital DE LLC and to an individual manager.

In July 2021, the Company completed an offering for gross proceeds of $1,592,400 in conjunction with the sale of restricted shares of common stock at a price of $9.00 per share. A total of 176,934 shares of common stock were issued.

NETCAPITAL INC.

Condensed Consolidated Balance Sheets

	Unaudited	Audited
Assets:	January 31, 2022	April 30, 2021
Cash and cash equivalents	$477,134	$2,473,959
Accounts receivable net	2,257,174	1,356,932
Prepaid expenses	9,987	653,861
Total current assets	2,744,295	4,484,752

Deposits	6,300	6,300
Notes receivable - related parties	202,000	—
Purchased technology	15,536,704	14,803,954
Investment in affiliate	240,080	122,914
Equity securities at fair value	11,261,253	6,298,008
Total assets	$29,990,632	$25,715,928

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable
Trade	$437,326	$308,506
Related party	320,224	3,843,686
Accrued expenses	253,285	306,308
Stock subscription payable	277,650	1,199,996
Deferred revenue	25,613	622
Interest payable	187,239	116,483
Deferred tax liability, net	981,000	433,000
Related party debt	22,860	22,860
Secured note payable	—	1,000,000
Current portion of SBA loans	951,417	1,885,800
Loan payable - bank	34,324	34,324
Total current liabilities	3,490,938	9,151,585

Long-term liabilities:
Secured note payable	1,000,000	—
Long-term SBA loans, less current portion	1,434,383	2,385,800
Total Liabilities	5,925,321	11,537,385

Commitments and contingencies	—	—

Stockholders' equity:

Common stock, $.001 par value; 900,000,000 shares authorized, 2,896,844 and 2,178,766 shares issued and outstanding	2,896	2,178
Capital in excess of par value	22,050,777	15,168,987
Retained earnings (deficit)	2,011,638	(992,622)
Total stockholders' equity	24,065,311	14,178,543
Total liabilities and stockholders' equity	$29,990,632	$25,715,928

See Accompanying Notes to the Condensed Consolidated Financial Statements

NETCAPITAL INC.
Condensed Consolidated Statements of Operations
(Unaudited)

	Nine Months Ended	Nine Months Ended	Three Months Ended	Three Months Ended
	January 31, 2022	January 31, 2021	January 31, 2022	January 31, 2021

Revenues	$3,636,050	$3,770,813	$1,811,041	$1,277,327
Costs of services	85,429	730,343	39,349	16,119
Gross profit	3,550,621	3,040,470	1,771,692	1,261,208

Costs and expenses:
Consulting expense	675,180	391,206	309,545	126,212
Marketing	67,771	21,620	23,945	12,838
Rent	34,480	39,516	11,869	12,718
Payroll and payroll related expenses	3,032,987	2,153,561	1,241,332	857,228
General and administrative costs	1,277,146	235,054	320,724	159,554
Total costs and expenses	5,087,564	2,840,957	1,907,415	1,168,550
Operating income (loss)	(1,536,943)	199,513	(135,723)	92,658

Other income (expense):
Interest expense	(90,844)	(53,690)	(20,573)	(30,126)
Debt forgiveness	1,904,302	—	1,904,302	—
Unrealized gain on equity securities	3,275,745	—	—	—
Total other income (expense)	5,089,203	(53,690)	1,883,729	(30,126)
Net income before taxes	3,552,260	145,823	1,748,006	62,532
Income tax provision (benefit)	548,000	42,288	(73,000)	19,890
Net income	$3,004,260	$103,535	$1,821,006	$42,642

Basic earnings per share	$1.16	$0.11	$0.64	$0.02
Diluted earnings per share	$1.14	$0.11	$0.63	$0.02

Weighted average number of common shares outstanding:
Basic	2,589,142	948,058	2,842,924	2,012,723
Diluted	2,629,043	948,058	2,882,825	2,012,729

See Accompanying Notes to the Condensed Consolidated Financial Statements

NETCAPITAL INC.

Statements of Changes in Stockholders’ Equity (Unaudited)

	Common Stock		Capital in Excess of	Retained Earnings	Total
	Shares	Amount	Par Value	(Deficit)	Equity
Balance, April 30, 2019	377,685	$378	$2,201,497	$(3,067,133)	$(865,258)
Q1 stock-based compensation	1,406	1	19,687	—	19,688
Net income, July 31, 2019	—	—	—	24,475	24,475
Balance, July 31, 2019	379,091	379	2,221,184	(3,042,658)	(821,095)

Q2 stock-based compensation	37,656	38	917,305	—	917,343
Net income, October 31, 2019	—			542,451	542,451
Balance, October 31, 2019	416,747	417	3,138,489	(2,500,207)	638,699

Q3 stock-based compensation	156	—	1,500	—	1,500
Net income, January 31, 2020	—	—	—	595,174	595,174
Balance, January 31, 2020	416,903	417	3,139,989	(1,905,033)	1,235,373

Q4 stock-based compensation	156	—	1,032	—	1,032
Net loss, April 30, 2020	—	—	—	(557,249)	(557,249)
Balance, April 30, 2020	417,059	417	3,141,021	(2,462,282)	679,156

Q1 stock-based compensation	156	—	1,406	—	1,406
Net income, July 31, 2020	—	—	—	30,871	30,871
Balance, July 31, 2020	417,215	417	3,142,427	(2,431,411)	711,433

Q2 stock-based compensation	2,240	2	18,555	—	18,557
Net income, October 31, 2020	—	—	—	30,022	30,022
Balance, October 31, 2020	419,455	419	3,160,982	(2,401,389)	760,012

Shares issued to acquire funding portal	1,666,360	1,666	11,329,582	—	11,331,248
Return of shares of common stock	(5,000)	(5)	5	—	—
Q3 stock-based compensation	937	1	6,239	—	6,240
Net income, January 31, 2021	—	—	—	42,642	42,642
Balance, January 31, 2021	2,081,752	2,081	14,496,808	(2,358,747)	12,140,142

Q4 stock-based compensation	95,937	96	657,180	—	657,276
Shares issued for debt settlement	1,077	1	14,999	—	15,000
Net income, April 30, 2021				1,366,125	1,366,125
Balance, April 30, 2021	2,178,766	2,178	15,168,987	(992,622)	14,178,543

Q1 stock-based compensation	937	2	14,054	—	14,056
Sale of common stock	176,934	176	1,592,219		1,592,395
Shares issued to settle related party accounts payable	361,736	362	3,523,100		3,523,462
Net income, July 31, 2021	—	—	—	1,457,410	1,457,410
Balance, July 31, 2021	2,718,373	2,718	20,298,360	464,788	20,765,866

Q2 stock-based compensation	937	1	10,072	—	10,073
Net loss, October 31, 2021				(274,156)	(274,156)
Balance, October 31, 2021	2,719,310	2,719	20,308,432	190,632	20,501,783

Q3 stock-based compensation	55,312	55	553,967	—	554,022
Purchase of equity interest	50,000	50	499,950	—	500,000
Purchase of MSG Development Corp.	50,000	50	488,450	—	488,500
Sale of common stock	22,222	22	199,978	—	200,000
Net income, January 31, 2022	—	—	—	1,821,006	1,821,006
Balance, January 31, 2022	2,896,844	$2,896	$22,050,777	$2,011,638	$24,065,311

See Accompanying Notes to the Condensed Consolidated Financial Statements

NETCAPITAL INC.
Condensed Consolidated Statements of Cash Flows

(Unaudited)

	January 31, 2022	January 31, 2021
OPERATING ACTIVITIES
Net income	$3,004,260	$103,535
Adjustment to reconcile net income to net cash used in operating activities:
Stock-based compensation	1,137,042	386,121
Non-cash revenue from the receipt of equity	(1,187,500)	(2,319,532)
Unrealized gain on equity securities	(3,275,745)	—
Debt forgiveness	(1,904,302)
Provision for bad debts	—	29,000
Changes in deferred taxes	548,000	42,288
Changes in non-cash working capital balances:
Accounts receivable	(900,242)	(1,001,586)
Prepaid expenses	21,983	(3,144)
Accounts payable and accrued expenses	138,797	250,587
Accounts payable - related party	—	37,314
Deferred revenue	24,991	(67)
Accrued interest payable	89,258	—
Net cash used in operating activities	(2,303,458)	(2,475,484)

INVESTING ACTIVITIES
Proceeds from purchase of funding portal	—	364,939
Loans to affiliates	(202,000)	—
Investment in affiliate	(117,166)	—
Net cash provided by (used in) investing activities	(319,166)	364,939

FINANCING ACTIVITIES
Proceeds from SBA loans	—	2,385,800
Proceeds from stock subscriptions	625,799	—
Net cash provided by financing activities	625,799	2,385,800

Net increase (decrease) in cash	(1,996,825)	275,255
Cash and cash equivalents, beginning of the period	2,473,959	11,206
Cash and cash equivalents, end of the period	$477,134	$286,461

Supplemental disclosure of cash flow information:
Cash paid for taxes	$—	$—
Cash paid for interest	$1,592	$1,595

Supplemental Non-Cash Financing Information:
Common stock issued to purchase subsidiary	$488,500	$—
Common stock issued to purchase 10% interest in Caesar Media Group Inc.	$500,000	$—
Common stock issued to reduce related party payable	$3,523,462	$—

See Accompanying Notes to the Condensed Consolidated Financial Statements

NETCAPITAL INC.

Notes To Condensed Consolidated Financial Statements (Unaudited)